Property and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment
6. Property and Equipment
The following table provides a summary of property and equipment:

	December 31,
	2023	2022
Computer equipment	$234	$131
Furniture and fixtures	48	41
Subtotal	282	172
Less: accumulated depreciation	(97)	(30)

Property and equipment, net	$185	$142

Depreciation expense was $67 and $30 for the years ended December 31, 2023 and 2022, respectively.